Stockholders' equity - Warrants - Narrative (Details) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Nov. 30, 2022	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants
Proceeds from exercise of warrants				$ 6,000	$ 1,000
Warrants term					2 years
Pre-Funded Warrants were exercised				722,644	1,316,692
November 2022 Series A and B
Warrants
Proceeds from exercise of warrants		$ 0
Warrants exercise price		$ 0
November 2022 Series B
Warrants
Exercised warrants				1	1
Proceeds from exercise of warrants				$ 0	$ 0
Warrants exercise price		$ 0		$ 0	$ 0
Pre-Funded Warrants were exercised				16,176	16,176	16,176
Pre-Funded Warrants
Warrants
Pre-Funded warrants issued			31,924
June 2024 Series A
Warrants
Warrants issued				462,640
Warrants exercise price				$ 43.23	$ 43.23
Pre-Funded Warrants were exercised					462,640
Expire terms					12 months
Threshold period following the public announcement of receiving positive phase 1 multiple ascending dose data for expiry of warrants					60 days
June 2024 Series B
Warrants
Warrants exercise price				$ 43.23	$ 43.23
Pre-Funded Warrants were exercised				693,962	693,962
Expire terms				5 years	5 years
Threshold period following the public announcement of receiving positive phase 1 multiple ascending dose data for expiry of warrants				6 months	6 months
Series A warrant
Warrants
Number of warrants exchanged					76,918
Warrants to purchase shares of common stock					76,918
Threshold period following the public announcement of receiving positive phase 1 multiple ascending dose data for expiry of warrants	60 days